Long-Term Debt - Schedule of Principle Payments (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Debt Instruments [Abstract]
2017	$ 6,963
2018	27,322
2019	4,260
2020	21,986
2021	1,200
2022 and thereafter	12,100
Total	$ 73,831